Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

August 3, 2020

Via Edgar Transmission

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Aasgard Small & Mid-Cap Fund (S000053195)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Aasgard Small & Mid-Cap Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated July 29, 2020, and filed electronically as Post-Effective Amendment No. 975 to the Trust’s Registration Statement on Form N‑1A on July 27, 2020.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards
Secretary
Advisors Series Trust